Note 21 - Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2015
Changes In Other Comprehensive Loss Income By Component [Abstract]
Comprehensive Income (Loss) [Table Text Block]

(in millions)		Successor			Predecessor
		Year Ended December 31, 2015	Year Ended December 31, 2014	Four Months Ended December 31, 2013	Eight Months Ended August 31, 2013
Currency translation adjustments		$(35)	$(33)	$1	$4

Reclassification adjustment for losses included in Other charges (net), before tax		2	—	—	—
Reclassification adjustment for losses included in Other charges (net), net of tax		2	—	—	—

Pension and other postretirement benefit plan changes
Newly established prior service credit		4	61	6	—
Newly established net actuarial (loss) gain		(88)	(278)	95	393
Tax (benefit) provision		(5)	7	(3)	(14)
Newly established prior service credit and net actuarial (loss) gain, net of tax		(89)	(210)	98	379
Reclassification adjustments:
Amortization of prior service credit	(a)	(8)	(3)	—	(75)
Amortization of actuarial (gains) losses	(a)	(2)	1	—	185
Recognition of losses due to settlements and curtailments	(a)	1	10	—	1,563
Total reclassification adjustments		(9)	8	—	1,673
Tax (provision)		—	—	—	(448)
Reclassification adjustments, net of tax		(9)	8	—	1,225
Pension and other postretirement benefit plan changes, net of tax		(98)	(202)	98	1,604
Other comprehensive (loss) income		$(131)	$(235)	$99	$1,608